Capital Disclosures - Summary of Total Capital (Details) - CAD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Capital Disclosures [Abstract]
Cash	$ (17,655)	$ (6,903)
Restricted cash	(3,254)	(3,233)
Current portion of long-term debt	19,316	35,134
Long-term debt	87,360	19,817
Share capital	305,222	197,537
Deficit	(111,654)	(96,190)
Accumulated other comprehensive loss	(947)	(508)
Contributed surplus	7,130	7,173
Capital	$ 285,518	$ 152,827